Segment Information - Schedule of Net Income or Loss and Total Assets (Details) - USD ($)		3 Months Ended				6 Months Ended	9 Months Ended
	Mar. 31, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Schedule of Net Income or Loss and Total Assets [Abstract]
Cash		$ 1,027,588				$ 1,027,588	$ 1,663,042
Cash held in Trust Account		178,185,780				178,185,780	175,137,749
Total Assets		179,336,091				179,336,091	176,922,057
Net loss from operations		(628,953)		$ (63,421)	$ (54,820)	(862,400)	(615,029)
Interest income on Trust Account		1,528,089				3,048,031	2,637,749
Net income	$ (8,601)	$ 899,136	$ 1,286,495	$ (63,421)	$ (54,820)	$ 2,185,631	$ 2,022,720